Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 279,000,000	$ 221,000,000
Other Temporary Investments	324,000,000	294,000,000
Fuel	844,000,000	657,000,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	3,945,000,000	3,780,000,000
Accumulated Depreciation and Amortization	18,691,000,000	18,699,000,000
Current Liabilities
Long-term Debt Due Within One Year	2,171,000,000	1,433,000,000
Noncurrent Liabilities
Long-term Debt	15,586,000,000	15,083,000,000
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	506,004,962	503,759,460
Treasury Stock, Shares	20,336,592	20,336,592
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	3,576,000	2,317,000
Fuel	185,813,000	143,931,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	373,327,000	357,326,000
Accumulated Depreciation and Amortization	3,196,639,000	2,994,016,000
Current Liabilities
Long-term Debt Due Within One Year	574,679,000	594,525,000
Noncurrent Liabilities
Long-term Debt	3,127,763,000	3,131,726,000
Equity
Common Stock, No Par Value
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	1,562,000	1,020,000
Fuel	53,406,000	52,979,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	725,313,000	709,558,000
Accumulated Depreciation and Amortization	3,232,135,000	3,179,920,000
Current Liabilities
Long-term Debt Due Within One Year	203,953,000	279,075,000
Noncurrent Liabilities
Long-term Debt	1,853,713,000	1,778,600,000
Equity
Common Stock, No Par Value
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	119,890,000	101,620,000
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	3,640,000	2,095,000
Fuel	328,840,000	262,886,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	571,154,000	546,642,000
Accumulated Depreciation and Amortization	5,242,805,000	5,742,561,000
Current Liabilities
Long-term Debt Due Within One Year	856,000,000	244,500,000
Noncurrent Liabilities
Long-term Debt	2,804,440,000	3,609,648,000
Equity
Common Stock, No Par Value
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Public Service Co of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1,367,000	1,413,000
Fuel	22,085,000	20,854,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	210,549,000	214,626,000
Accumulated Depreciation and Amortization	1,278,941,000	1,266,816,000
Current Liabilities
Long-term Debt Due Within One Year	764,000	311,000
Noncurrent Liabilities
Long-term Debt	949,107,000	947,053,000
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,036,000	801,000
Fuel	134,234,000	102,015,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	688,254,000	637,019,000
Accumulated Depreciation and Amortization	2,284,258,000	2,211,912,000
Current Liabilities
Long-term Debt Due Within One Year	3,250,000	20,000,000
Noncurrent Liabilities
Long-term Debt	2,042,978,000	1,708,637,000
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Fuel	42,084,000	32,651,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	287,032,000	232,948,000
Accumulated Depreciation and Amortization	116,597,000	103,586,000
Subsidiaries [Member]
Current Assets
Other Temporary Investments	311,000,000	281,000,000
Current Liabilities
Long-term Debt Due Within One Year	367,000,000	293,000,000
Noncurrent Liabilities
Long-term Debt	$ 2,227,000,000	$ 1,674,000,000